Consolidated Balance Sheets Details Consolidated Balance Sheet Details - Changes to Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Goodwill [Roll Forward]
Carrying amount as of beginning of period	$ 618	$ 85
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(2)	(7)
Goodwill acquired through business combinations during the year		540
Allocation of goodwill to segments based on relative fair value of reporting units	0
Goodwill Impairment Charge	57	0	$ 0
Carrying amount as of end of period	559	618	85
Mobility Solutions
Goodwill [Roll Forward]
Carrying amount as of beginning of period	0	0
Effect of foreign exchange on non-U.S. dollar denominated goodwill	0	0
Goodwill acquired through business combinations during the year		0
Allocation of goodwill to segments based on relative fair value of reporting units	5
Goodwill Impairment Charge	5
Carrying amount as of end of period	0	0	0
Software & Services
Goodwill [Roll Forward]
Carrying amount as of beginning of period	0	0
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(2)	0
Goodwill acquired through business combinations during the year		0
Allocation of goodwill to segments based on relative fair value of reporting units	561
Goodwill Impairment Charge	0
Carrying amount as of end of period	559	0	0
SAF
Goodwill [Roll Forward]
Carrying amount as of beginning of period	0	0
Effect of foreign exchange on non-U.S. dollar denominated goodwill	0	0
Goodwill acquired through business combinations during the year		0
Allocation of goodwill to segments based on relative fair value of reporting units	52
Goodwill Impairment Charge	52
Carrying amount as of end of period	0	0	0
Corporate
Goodwill [Roll Forward]
Carrying amount as of beginning of period	618	85
Effect of foreign exchange on non-U.S. dollar denominated goodwill	0	(7)
Goodwill acquired through business combinations during the year		540
Allocation of goodwill to segments based on relative fair value of reporting units	(618)
Goodwill Impairment Charge	0
Carrying amount as of end of period	$ 0	$ 618	$ 85